RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Summary of related party transaction Relationship

Name	Relationship with the Group
Mr. Xiaoping Chen	Founder
Foshan Viomi and its subsidiaries (“Foshan Viomi”)*	Controlled by a principal shareholder of the Company
Xiaomi	Shareholder of the Group

* Due to the Disposal as mentioned above (See Note 1), the existing VIE contractual arrangements between Yunmi Hulian and Foshan Viom was terminated on July 19, 2025, which resulted in Foshan Viomi’s shareholder, Mr. Chen, fully controlling Foshan Viomi and its subsidiaries. As a result, Foshan Viomi and its subsidiaries became to the Group’s related parties since August 31, 2024, and all transactions between the Group and Foshan Viomi during the period from September 1, 2024 to December 31, 2024, and any amount due from/due to Foshan Viomi were disclosed as related party transactions and balances.

Summary of related party transactions
(1)	Amount due from/to related parties

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable from a related party:
Xiaomi(a)	4,365	591,221

Other receivables from related parties:
Other receivables from Xiaomi	100	100
Other receivables from Foshan Viomi	—	11,134
Total	100	11,234

Amounts due to related parties:
Purchase and other payable to Xiaomi(a)	—	835
Selling and marketing expenses payable to Xiaomi(c)	3,444	—
Total	3,444	835

(2)	Purchase from related parties

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Xiaomi(a)	23,674	26,341	13,546
Foshan Viomi(d)	—	—	17,144
Total	23,674	26,341	30,690

(3)	Revenue from related parties

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Xiaomi(a)	1,336,612	1,292,880	1,752,246
Foshan Viomi(d)	—	—	66,852
Total	1,336,612	1,292,880	1,819,098

(4)	Research and development expenses

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Xiaomi(a)	2,791	716	273
(5)	Selling and marketing expenses

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Commission expenses charged by Xiaomi(b)	13,491	6,961	13,477
Other expenses charged by Xiaomi(b)	2,545	797	—
Other expenses charged by Foshan Viomi(e)	—	—	400
Total	16,036	7,758	13,877

(6)	Other income and expenses

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Interest income(f)	—	—	1,902
Interest expense(g)	—	—	485
Total	—	—	2,387
(a)	The Group both sells water purifiers and other products to and purchase Xiaomi branded products and certain raw materials from Xiaomi. The amount due from Xiaomi represents receivable arising from sales of water purifiers and other products. The balance due to Xiaomi represents payable arising from purchase of Xiaomi branded products and certain raw materials.
(b)	The Group sells its own brand products on the E-platform of Xiaomi, which charges the Group commission and technical service fees, also Xiaomi provides advertising and promotion service. The amount due from Xiaomi represents sales receivable net of commission, advertising and promotion service.
(c)	The Group sells its own brand products on the E-platform of Xiaomi, which charges the Group customer service fees.
(d)	The Group purchases certain raw materials from Foshan Viomi and its subsidiary. The Group also sells its own branded products to Foshan Viomi, and provides rental services, and other services to Foshan Viomi and its subsidiaries.
(e)	The Group’s related party provides transportation services, maintenance services as well as installation services for the Group.
(f)	On July 1, 2024, the Company entered into a loan agreement with Foshan Viomi to lend USD20.0 million for its working capital needs with maturity date on November 20, 2028. The loan has a fixed interest rate of 4.0% per annum. The loan was fully collected from Foshan Viomi as of December 31, 2024.
(g)	On February 14, 2019, Guangdong Lizi entered into a loan agreement with Foshan Viomi to borrow RMB10.0 million. The loan has a fixed interest rate of 4.8% per annum. The loan was fully repaid by Guangdong Lizi on November 28, 2024.